Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Segment Information
	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	1,439,582	338,232	113,390	-	1,891,204
Financial income	8,913,787	77,617	4,846	1,172,749	10,168,999
Total revenue and financial income	10,353,369	415,849	118,236	1,172,749	12,060,203

Transaction expenses	(605,530)	(82,967)	(1,536)	(1,194)	(691,227)
Interest and Other financial expenses	(3,947,955)	(173,642)	(111)	(1,160,067)	(5,281,775)
Credit loss allowance expenses	(2,528,281)	(262)	-	-	(2,528,543)
Adjusted gross profit	3,271,603	158,978	116,589	11,488	3,558,658
	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	1,275,845	164,433	83,770	-	1,524,048
Financial income	4,386,071	26,061	1,742	114,902	4,528,776
Total revenue and financial income	5,661,916	190,494	85,512	114,902	6,052,824

Transaction expenses	(404,594)	(87,487)	(1,595)	-	(493,676)
Interest and Other financial expenses	(1,810,052)	(7,200)	-	(104,092)	(1,921,344)
Credit loss allowance expenses	(887,022)	(3)	-	-	(887,025)
Adjusted gross profit	2,560,248	95,804	83,917	10,810	2,750,779
	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments

Net revenue from transaction activities and other services	815,961	92,023	76,759	-	984,743
Financial income	2,198,022	41,475	10,542	156,738	2,406,777
Total revenue and financial income	3,013,983	133,498	87,301	156,738	3,391,520

Transaction expenses	(277,464)	(69,651)	(25,789)	-	(372,904)
Interest and Other financial expenses	(1,141,934)	-	-	(69,053)	(1,210,987)
Credit loss allowance expenses	(14,290)	-	-	-	(14,290)
Adjusted gross profit	1,580,295	63,847	61,512	87,685	1,793,339

Schedule of Revenue and Financial Income Reconciliation
December 31, 2025
Net revenue from transaction activities and other services	1,891,204
Financial income	10,168,999
Total reportable segments	12,060,203
Inter-segment revenues, adjustments or reclassifications (1)	(1,782,379)
Total revenue and financial income	10,277,824

(1)	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses, Audiences and Ecosystem Integration and Institutional segments for R$ (1,782,379).
December 31, 2024
Net revenue from transaction activities and other services	1,524,048
Financial income	4,528,776
Total reportable segments	6,052,824
Inter-segment revenues, adjustments or reclassifications (1)	(482,680)
Total revenue and financial income	5,570,144

(1)	Represents eliminations of inter-segment revenue from transactions between the Consumer Banking and Institutional segments for R$ (482,680).
December 31, 2023

Net revenue from transaction activities and other services	984,743
Financial income	2,406,777
Total reportable segments	3,391,520
Inter-segment revenues, adjustments or reclassifications (1)	67,126
Total revenue and financial income	3,458,646

(1)	Includes eliminations of inter-segment revenue from transactions between the Consumer Banking and Institutional segments of R$ (8,068) and unallocated revenue of R$ 75,194.

Schedule of Reconciliation from Segment Adjusted Gross profit to Profit Before Income Taxes
December 31, 2025
Adjusted gross profit - Total reportable segments	3,558,658
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(502,690)
Marketing expenses	(494,885)
Personnel expenses	(1,422,727)
Administrative expenses	(444,686)
Depreciation and amortization	(442,761)
Other expenses	(58,946)
Other income	125,376
Profit before income taxes	317,339
December 31, 2024
Adjusted gross profit - Total reportable segments	2,750,779
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(508,600)
Marketing expenses	(333,180)
Personnel expenses	(1,090,833)
Administrative expenses	(234,423)
Depreciation and amortization	(292,911)
Other expenses	(33,013)
Other income	88,153
Profit before income taxes	345,972
December 31, 2023

Adjusted gross profit - Total reportable segments	1,793,339
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(312,098)
Marketing expenses	(312,560)
Personnel expenses	(879,362)
Administrative expenses	(136,659)
Depreciation and amortization	(169,823)
Other expenses	(4,638)
Other income	23,468
Profit before income taxes	1,667